Property and Equipment, Net (Details) - Schedule of property and equipment - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of property and equipment [Abstract]
Plant and machinery	$ 1,413,088	$ 1,915,160
Automobiles		137,367
Office and computer equipment	17,343	22,689
Total property and equipment	1,430,431	2,075,216
Less: Accumulated depreciation	(1,354,778)	(1,418,376)
Property and equipment, net	$ 75,653	$ 656,840